Amounts and Associated Expense Categories of Charges Recorded (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Acquisition and Integration Charges [Line Items]
Compensation	$ 1,267.2	$ 1,108.0	$ 1,099.7
Employee Benefits	258.2	237.6	242.1
Outside Services	552.8	460.4	424.5
Equipment and Software	328.1	287.1	261.1
Occupancy	180.9	167.8	170.8
Other Operating Expense	267.1	270.0	136.3
Restructuring Acquisition and Integration Charges
Restructuring Acquisition and Integration Charges [Line Items]
Compensation	50.2
Employee Benefits	4.3
Outside Services	16.8
Equipment and Software	10.9
Occupancy	6.4
Other Operating Expense	3.0
Total Charges	$ 91.6